Patents and Intangible Assets	12 Months Ended
Dec. 31, 2011
Patents and Intangible Assets
Patents and Intangible Assets

5.                                      Patents and Intangible Assets

The Company’s amortization expense for the years ended December 31, 2011 and 2010 was $2,000 and $6,000 on patents with an original value of $53,000, of which $51,000 expired in 2011.